WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details Narrative) - Series C Warrants [Member] - Notable Labs Inc [Member]	Dec. 31, 2022 $ / shares shares
Purchase of warrants | shares	1,510,138
Exercise price | $ / shares	$ 7.13